Forethought Variable Insurance Trust

10 West Market Street, Suite 2300

Indianapolis, Indiana 46204

June 1, 2020

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Forethought Variable Insurance Trust

File Nos. 333-189870 and 811-22865

Dear Sir or Madam:

Transmitted herewith on behalf of Forethought Variable Insurance Trust (the “Trust”) for filing pursuant to Rule 497(e) under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information relating to the Global Atlantic BlackRock Selects Managed Risk Portfolio, a series of the Trust. The interactive data relates to a supplement filed with the Securities and Exchange Commission (“SEC”) on behalf of the Trust pursuant to Rule 497(e) on May 20, 2020.

The Prospectus and Statement of Additional Information relating to the series were filed April 28, 2020 with the SEC via electronic transmission as part of Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A.

No fees are required in connection with this filing. Please call me at (860) 325-1590 if you have any questions.

Very truly yours,

/s/ Elizabeth Constant
Elizabeth Constant

cc: Sarah Patterson
John V. O’Hanlon